Fair Value Measurement	12 Months Ended
Dec. 31, 2015
Fair Value Measurement

5. Fair Value Measurement

As of December 31, 2014 and December 31, 2015, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	91,496,450	—	91,496,450	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	496,565,847	—	496,565,847	—
Long-term investment
Available-for-sale investments	10,069,729	—	10,069,729	—

Available-for-sale investments consist of investments in trust products, asset management plans, contractual funds and real estate funds that have stated maturity and normally pay a prospective fixed rate of return. These investments are recorded at fair value on a recurring basis. The fair value is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement.

The Company does not have assets or liabilities reported at fair value on a non-recurring basis during the periods presented.

The Company also has financial instruments that are not reported at fair value on the consolidated balance sheet but whose fair values are practicable to estimate. The Group believes the fair value of its financial instruments: principally cash and cash equivalents, restricted cash, accounts receivable, amount due from related parties, short-term held-to-maturity investments, other short-term investments, loans receivable, short-term bank loan and other payables approximate their recorded values due to the short-term nature of the instruments.

The Group’s long-term investments consist of investment in private equity funds, held-to-maturity long-term fixed income products, and equity investments. As of December 31, 2014 and 2015, information about inputs into the fair value measurements of the Company’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

	As of December 31, 2014		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	15,440,000	21,532,065	—	—	21,532,065
Investment in other investments	13,805,229	13,805,229	—	—	13,805,229
Long-term investment – held-to-maturity:
Investment in fixed income products	32,000,000	33,591,890	—	33,591,890	—

	As of December 31, 2015		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	78,390,404	78,235,701	—	—	78,235,701
Investment in other investments	107,141,812	111,841,541	—	—	111,841,541
Long-term investment – held-to-maturity:
Investment in fixed income products	56,180,000	53,804,649	—	53,804,649	—

For the long-term investment in private equity funds the fair value was determined based on the Group’s equity holding percentage multiplied by the fair value of the underlying funds available from the financial information of the funds. The fair value of the underlying investments in these funds was estimated via a discounted cash flow model, using unobservable inputs mainly including assumptions about expected future cash flows based on information supplied by investees, degree of liquidity in the current credit markets and discount rate, and is thus classified as a Level 3 fair value measurement. The fair value of the equity investment in the private entity is also estimated using discounted cash flow model and is classified as a level 3 fair value measurement.

The fair value of long-term investment in fixed income products was estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement.